27. REVENUE (Details 1) R$ in Millions		12 Months Ended
		Dec. 31, 2020 BRL (R$) GW		Dec. 31, 2019 BRL (R$) GW		Dec. 31, 2018 BRL (R$) GW
Disclosure of revenue [line items]
Supply of electricity in GWh | GW	[1]	39,368		42,176		43,522
Own consumption | GW	[1]	34		38		41
Unbilled revenue | GW	[1]
Supply of electricity including own consumption and not invoiced | GW	[1]	39,402		42,214		43,563
Wholesale supply to other concession holders | GW	[1]	13,907	[2]	11,920	[2]	11,992
Wholesale supply unbilled, net | GW	[1]					0
Total | GW	[1]	53,309		54,134		55,555
Revenue from sale of electricity | R$		R$ 23,009		R$ 23,918		R$ 21,834
Own consumption | R$				0		0
Unbilled revenue | R$		9		134		48
Supply of electricity including own consumption and not invoiced | R$		23,018		24,052		21,882
Wholesale supply to other concession holders | R$	[2]	3,363		2,943		3,002
Wholesale supply unbilled, net | R$		51		(67)		(12)
Revenue from sale of electricity | R$		R$ 26,432		R$ 26,927		R$ 24,872
Residential [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		10,981	[1]	10,538	[1]	10,267	[3]
Revenue from sale of electricity | R$		R$ 9,875		R$ 9,668		R$ 8,658
Industrial [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		12,731	[1]	14,873	[1]	17,689	[3]
Revenue from sale of electricity | R$		R$ 4,171		R$ 4,760		R$ 4,892
Commercial, services and others [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		8,571	[1]	9,335	[1]	8,380	[3]
Revenue from sale of electricity | R$		R$ 4,979		R$ 5,439		R$ 4,683
Rural [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		3,766	[1]	3,795	[1]	3,615	[3]
Revenue from sale of electricity | R$		R$ 2,190		R$ 2,058		R$ 1,794
Public authorities [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		714	[1]	905	[1]	871	[3]
Revenue from sale of electricity | R$		R$ 522		R$ 654		R$ 575
Public lighting [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		1,243	[1]	1,357	[1]	1,384	[3]
Revenue from sale of electricity | R$		R$ 550		R$ 614		R$ 585
Public services [member] | Electricity distribution [member]
Disclosure of revenue [line items]
Supply of electricity in GWh | GW		1,362	[1]	1,373	[1]	1,316	[3]
Revenue from sale of electricity | R$		R$ 722		R$ 725		R$ 646

[1]	Data not reviewed by external auditors
[2]	Includes a CCEAR (Regulated Market Sales Contract), bilateral contracts with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.
[3]	Data not audited by external auditors.